Notes Payable and Convertible Debt (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended		26 Months Ended
	Oct. 29, 2021	Feb. 28, 2021	May 01, 2020	Mar. 31, 2021	Oct. 31, 2017	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2024	Dec. 31, 2022	Oct. 01, 2021	Aug. 31, 2020	Jun. 29, 2020	Aug. 30, 2018	Aug. 28, 2018
Short-Term Debt [Line Items]
Balance on notes payable						$ 2,336,081			$ 2,336,081	$ 2,601,370
Convertible promissory note balance							$ 81,464
Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount						935,000			935,000
Secured convertible note, shares				69,910
Series A Notes [Member]
Short-Term Debt [Line Items]
Principal amount					$ 821,500
Interest rate					10.00%
Maturity date					Dec. 31, 2021
Debt carry amount						771,500				771,500
Balance on notes payable						771,500			771,500	771,500
Accrued interest									318,909
Interest expense, debt						318,909
Series B Notes [Member]
Short-Term Debt [Line Items]
Principal amount							$ 38,893,733	$ 8,802,828
Interest rate							8.00%
Maturity date		Dec. 21, 2021						Dec. 21, 2021
Balance on notes payable						185,095
Accrued interest						64,799			68,491	49,992
Debt instrument, interest rate, effective percentage								8.00%
Additional principal amount							$ 3,552,114
Loss on extinguishment							71,812
Convertible notes	$ 185,095
Convertible notes shares	488,226
Series B Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory note balance							$ 0
Short Term Loans [Member]
Short-Term Debt [Line Items]
Principal amount												$ 37,199	$ 150,000
Interest rate													3.75%
Accrued interest						5,253			5,626	3,764
Balance of loan amount						150,000			150,000	150,000
Short Term Loans [Member] | Note Payable Agreements [Member]
Short-Term Debt [Line Items]
Balance of loan amount						13,000			13,000	13,000
Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount														$ 12,674,635	$ 12,674,635
Interest rate														0.00%	0.00%
Maturity date							Jun. 30, 2022
Accrued interest						$ 242,381			$ 296,112	$ 164,846
Debt instrument, interest rate, effective percentage											4.10%
P P P Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description			the Company entered into a Promissory Note with Cross River Bank, which provided for a loan in the aggregate amount of $493,225, pursuant to the Paycheck Protection Program, (“PPP”). The PPP, established under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) enacted on March 27, 2020, provided for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest were forgivable after eight weeks as long as the borrower utilized the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualified Expenses”), and maintained its payroll levels. On August 24, 2021, the PPP loan and accrued interest was forgiven by the U.S. Small Business Administration (“SBA”) in full. The Company recorded the full amount related to the forgiveness of the PPP loan as a gain on extinguishment of debt during the third quarter of fiscal year 2021.